NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Organization and Basis of Presentation [Abstract]
Schedule of Stock Option Grants, Estimated using Assumptions

The fair values of stock option grants for the period from July 1, 2012 to March 31, 2013 were estimated using the following assumptions:

Risk free interest rate	0.53% - 1.99%
Expected term (in years)	2.5 - 10.0
Dividend yield	--
Volatility of common stock	89.67% - 93.11%
Estimated annual forfeitures	--

The fair value of stock option grants for the fiscal year ended June 30, 2012 and 2011 were estimated using the following weighted- average assumptions:

	2012	2011
Risk free interest rate	0.23% - 2.35%	1.39% - 2.24%
Expected term in years	1.5 - 6.5	4.0 - 6.5
Dividend yield	-	-
Volatility of common stock	87.55% - 91.39%	87.24% - 96.46%
Estimated annual forfeitures	-	-

Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity Under Stock Option and Incentive Plans
Warrants Issued as Settlements
	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at June 30, 2010	474,508	$1.05	2.92
Granted	-	$-	-
Exercised	-	$-	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2011	474,508	$1.05	1.92
Exercisable at June 30, 2011	474,058	$1.05	1.92

Weighted average fair value of warrants granted during the year ended June 30, 2011		N/A

Balance at June 30, 2011	474,058	$1.05	1.92
Granted	-	$-	-
Exercised	(130,000)	$0.50	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2012	344,058	$1.05	0.92
Exercisable at June 30, 2012	344,058	$1.05	0.92

Weighted average fair value of warrants extended during the year ended June 30, 2012		N/A

Employee Options and Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity Under Stock Option and Incentive Plans
Employee Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2010	1,649,007	$0.88	6.40
Granted	3,290,500	$1.22	10.00
Exercised		$-	-
Forfeited	(500,000)	$1.00	-
Expired	-	$-	-
Outstanding at June 30, 2011	4,439,507	$1.12	5.39	$2,787,063
Exercisable at June 30, 2011	1,952,919	$0.99	4.51	$1,487,668

Weighted average fair value of options granted during the year ended June 30, 2011		$0.82

Balance at June 30, 2011	4,439,507	$1.12	5.39
Granted	675,000	$0.75	10.00
Exercised	-	$-	-
Forfeited	-	$-	7.47
Expired	(525,000)	$1.00
Outstanding at June 30, 2012	4,589,507	$1.04	5.95	$339,417
Exercisable at June 30, 2012	2,808,088	$1.05	5.03	$181,750

Weighted average fair value of options granted during the year ended June 30, 2012		$0.56

Options Issued to Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity Under Stock Option and Incentive Plans
Options Issued to Directors
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2010	370,000	$1.28	7.41
Granted	420,000	$1.22	10.00
Exercised	-	$-	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2011	790,000	$1.25	7.98	$407,850
Exercisable at June 30, 2011	491,666	$1.22	7.08	$272,900

Weighted average fair value of options granted during the year ended June 30, 2011		$0.84

Balance at June 30, 2011	790,000	$1.25	7.98
Granted	280,000	$1.60	10.00
Exercised	(35,000)	$0.95	-
Forfeited	(142,500)	$1.46	-
Expired	(35,000)	$0.95	-
Outstanding at June 30, 2012	857,500	$1.36	7.96	$24,820
Exercisable at June 30, 2012	724,666	$1.39	7.83	$14,612

Weighted average fair value of options granted during the year ended June 30, 2012		$1.27

Non-Employee, Non-Director Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity Under Stock Option and Incentive Plans
Non-Employee, Non-Director Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2010	155,000	$1.00	4.53
Granted	485,000	$1.22	5.00
Exercised	(100,000)	$1.22	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2011	540,000	$1.16	3.14	$319,750
Exercisable at June 30, 2011	540,000	$1.16	3.14	$319,750

Weighted average fair value of options granted during the year ended June 30, 2011		$0.79

Balance at June 30, 2011	540,000	$1.16	3.14
Granted	-	$-	-
Exercised	-	$-	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2012	540,000	$1.16	2.14	$-
Exercisable at June 30, 2012	540,000	$1.16	2.14	$-

Weighted average fair value of options granted during the year ended June 30, 2012		N/A

Warrants to Purchase Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity Under Stock Option and Incentive Plans

Warrants to Purchase Common Stock

Warrants Issued as Settlements
	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at June 30, 2010	474,508	$1.05	2.92
Granted	-	$-	-
Exercised	-	$-	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2011	474,508	$1.05	1.92
Exercisable at June 30, 2011	474,058	$1.05	1.92

Weighted average fair value of warrants granted during the year ended June 30, 2011		N/A

Balance at June 30, 2011	474,058	$1.05	1.92
Granted	-	$-	-
Exercised	(130,000)	$0.50	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2012	344,058	$1.05	0.92
Exercisable at June 30, 2012	344,058	$1.05	0.92

Weighted average fair value of warrants extended during the year ended June 30, 2012		N/A

Warrants Issued for Cash or Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity Under Stock Option and Incentive Plans
Warrants issued for cash
	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at June 30, 2010	2,733,303	$1.56	2.37
Granted	2,341,200	$1.31	5.0
Exercised	(423,303)	$1.25	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2011	4,651,200	$1.46	2.68
Exercisable at June 30, 2011	4,651,200	$1.46	2.68

Weighted average fair value of warrants granted during the year ended June 30, 2011		N/A

Balance at June 30, 2011	4,651,200	$1.46	2.68
Granted	-	$-	-
Exercised	(85,000)	$0.50	-
Exercise rescission	45,000	$1.25	-
Forfeited	-	$-	-
Expired	(150,000)	$1.50	-
Outstanding at June 30, 2012	4,461,200	$1.46	2.46
Exercisable at June 30, 2012	4,461,200	$1.46	2.46

Weighted average fair value of warrants granted during the year ended June 30, 2012		N/A